SCHEDULE III. REAL ESTATE AND ACCUMULATED DEPRECIATION AND AMORTIZATION - Real Estate and Accumulated Depreciation and Amortization (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Real Estate:
Balance at the beginning of the year	$ 1,558,892,731	$ 1,535,484,890	$ 1,238,065,773
Acquisitions	0	0	261,500,960
Improvements	16,960,862	26,307,813	52,941,631
Write-off of disposed and fully depreciated and amortized assets	(541,689)	(2,899,972)	(17,023,474)
Balance at the end of the year	1,575,311,904	1,558,892,731	1,535,484,890
Accumulated depreciation:
Balance at the beginning of the year	147,726,630	82,099,725	31,037,647
Depreciation expense	70,993,280	68,417,556	67,991,543
Write-off of disposed and fully depreciated and amortized assets	(47,748)	(2,790,651)	(16,929,465)
Balance at the end of the year	218,672,162	147,726,630	82,099,725
Encumbrances				$ 502,143,306
Initial Cost of Company
Land				164,113,072
Buildings and Improvements				1,332,457,135
Total				1,496,570,207
Cost Capitalized Subsequent to Acquisition				115,924,455
Gross Amount at which Carried at Close of Period
Land				164,113,072
Buildings and Improvements				1,411,198,832
Total	1,558,892,731	$ 1,535,484,890	$ 1,238,065,773	1,575,311,904
Accumulated Depreciation				$ (218,672,162)
Villages at Spring Hill Apartments [Member]
Real Estate:
Balance at the end of the year	16,212,438
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 0
Initial Cost of Company
Land				1,130,314
Buildings and Improvements				13,069,686
Total				14,200,000
Cost Capitalized Subsequent to Acquisition				2,432,058
Gross Amount at which Carried at Close of Period
Land				1,130,314
Buildings and Improvements				15,082,124
Total	16,212,438			16,212,438
Accumulated Depreciation				$ (3,381,917)
Harrison Place Apartments [Member]
Real Estate:
Balance at the end of the year	30,028,344
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 0
Initial Cost of Company
Land				3,087,687
Buildings and Improvements				24,776,563
Total				27,864,250
Cost Capitalized Subsequent to Acquisition				2,651,851
Gross Amount at which Carried at Close of Period
Land				3,087,687
Buildings and Improvements				26,940,657
Total	30,028,344			30,028,344
Accumulated Depreciation				$ (5,696,001)
Club at Summer Valley [Member]
Real Estate:
Balance at the end of the year	23,450,916
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 0
Initial Cost of Company
Land				4,850,153
Buildings and Improvements				16,649,847
Total				21,500,000
Cost Capitalized Subsequent to Acquisition				2,643,762
Gross Amount at which Carried at Close of Period
Land				4,850,153
Buildings and Improvements				18,600,763
Total	23,450,916			23,450,916
Accumulated Depreciation				$ (3,709,669)
Terrace Cove Apartment Homes [Member]
Real Estate:
Balance at the end of the year	26,331,012
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 0
Initial Cost of Company
Land				5,469,361
Buildings and Improvements				18,030,639
Total				23,500,000
Cost Capitalized Subsequent to Acquisition				3,618,337
Gross Amount at which Carried at Close of Period
Land				5,469,361
Buildings and Improvements				20,861,651
Total	26,331,012			26,331,012
Accumulated Depreciation				$ (4,515,179)
The Residences on McGinnis Ferry [Member]
Real Estate:
Balance at the end of the year	106,898,808
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 0
Initial Cost of Company
Land				8,682,823
Buildings and Improvements				89,817,177
Total				98,500,000
Cost Capitalized Subsequent to Acquisition				10,542,693
Gross Amount at which Carried at Close of Period
Land				8,682,823
Buildings and Improvements				98,215,985
Total	106,898,808			106,898,808
Accumulated Depreciation				$ (18,677,946)
The 1800 at Barrett Lakes [Member]
Real Estate:
Balance at the end of the year	54,701,819
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 40,581,410
Initial Cost of Company
Land				7,012,787
Buildings and Improvements				41,987,213
Total				49,000,000
Cost Capitalized Subsequent to Acquisition				6,931,373
Gross Amount at which Carried at Close of Period
Land				7,012,787
Buildings and Improvements				47,689,032
Total	54,701,819			54,701,819
Accumulated Depreciation				$ (9,597,787)
The Oasis [Member]
Real Estate:
Balance at the end of the year	42,800,849
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 39,446,852
Initial Cost of Company
Land				4,325,607
Buildings and Improvements				35,674,393
Total				40,000,000
Cost Capitalized Subsequent to Acquisition				3,599,085
Gross Amount at which Carried at Close of Period
Land				4,325,607
Buildings and Improvements				38,475,242
Total	42,800,849			42,800,849
Accumulated Depreciation				$ (7,111,313)
Columns on Wetherington [Member]
Real Estate:
Balance at the end of the year	26,977,441
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 0
Initial Cost of Company
Land				1,276,787
Buildings and Improvements				23,723,213
Total				25,000,000
Cost Capitalized Subsequent to Acquisition				2,527,834
Gross Amount at which Carried at Close of Period
Land				1,276,787
Buildings and Improvements				25,700,654
Total	26,977,441			26,977,441
Accumulated Depreciation				$ (4,757,117)
Preston Hills at Mill Creek [Member]
Real Estate:
Balance at the end of the year	55,712,100
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 0
Initial Cost of Company
Land				5,813,218
Buildings and Improvements				45,186,782
Total				51,000,000
Cost Capitalized Subsequent to Acquisition				6,304,793
Gross Amount at which Carried at Close of Period
Land				5,813,218
Buildings and Improvements				49,898,882
Total	55,712,100			55,712,100
Accumulated Depreciation				$ (9,269,171)
Eagle Lake Landing Apartments [Member]
Real Estate:
Balance at the end of the year	19,815,754
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 0
Initial Cost of Company
Land				1,607,980
Buildings and Improvements				17,592,020
Total				19,200,000
Cost Capitalized Subsequent to Acquisition				1,273,947
Gross Amount at which Carried at Close of Period
Land				1,607,980
Buildings and Improvements				18,207,774
Total	19,815,754			19,815,754
Accumulated Depreciation				$ (2,865,589)
Reveal on Cumberland [Member]
Real Estate:
Balance at the end of the year	29,239,440
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 21,610,489
Initial Cost of Company
Land				3,299,502
Buildings and Improvements				25,939,054
Total				29,238,556
Cost Capitalized Subsequent to Acquisition				488,671
Gross Amount at which Carried at Close of Period
Land				3,299,502
Buildings and Improvements				25,939,938
Total	29,239,440			29,239,440
Accumulated Depreciation				$ (4,281,274)
Randall Highlands Apartments [Member]
Real Estate:
Balance at the end of the year	31,928,519
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 0
Initial Cost of Company
Land				2,499,350
Buildings and Improvements				29,787,091
Total				32,286,441
Cost Capitalized Subsequent to Acquisition				403,686
Gross Amount at which Carried at Close of Period
Land				2,499,350
Buildings and Improvements				29,429,169
Total	31,928,519			31,928,519
Accumulated Depreciation				$ (4,440,746)
Heritage Place Apartments [Member]
Real Estate:
Balance at the end of the year	11,322,086
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 8,573,416
Initial Cost of Company
Land				1,697,036
Buildings and Improvements				7,952,964
Total				9,650,000
Cost Capitalized Subsequent to Acquisition				1,852,727
Gross Amount at which Carried at Close of Period
Land				1,697,036
Buildings and Improvements				9,625,050
Total	11,322,086			11,322,086
Accumulated Depreciation				$ (1,858,096)
Rosemont at East Cobb [Member]
Real Estate:
Balance at the end of the year	19,118,615
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 13,238,815
Initial Cost of Company
Land				3,599,586
Buildings and Improvements				12,850,414
Total				16,450,000
Cost Capitalized Subsequent to Acquisition				3,282,088
Gross Amount at which Carried at Close of Period
Land				3,599,586
Buildings and Improvements				15,519,029
Total	19,118,615			19,118,615
Accumulated Depreciation				$ (2,986,811)
Ridge Crossings Apartments [Member]
Real Estate:
Balance at the end of the year	75,938,351
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 57,605,492
Initial Cost of Company
Land				7,747,295
Buildings and Improvements				64,252,705
Total				72,000,000
Cost Capitalized Subsequent to Acquisition				5,751,824
Gross Amount at which Carried at Close of Period
Land				7,747,295
Buildings and Improvements				68,191,056
Total	75,938,351			75,938,351
Accumulated Depreciation				$ (11,380,243)
Bella Terra at City Center [Member]
Real Estate:
Balance at the end of the year	40,513,782
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 0
Initial Cost of Company
Land				5,895,389
Buildings and Improvements				31,704,611
Total				37,600,000
Cost Capitalized Subsequent to Acquisition				3,717,531
Gross Amount at which Carried at Close of Period
Land				5,895,389
Buildings and Improvements				34,618,393
Total	40,513,782			40,513,782
Accumulated Depreciation				$ (6,028,447)
Hearthstone at City Center [Member]
Real Estate:
Balance at the end of the year	57,102,489
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 0
Initial Cost of Company
Land				7,219,143
Buildings and Improvements				46,180,857
Total				53,400,000
Cost Capitalized Subsequent to Acquisition				5,309,908
Gross Amount at which Carried at Close of Period
Land				7,219,143
Buildings and Improvements				49,883,346
Total	57,102,489			57,102,489
Accumulated Depreciation				$ (8,681,129)
Arbors at Brookfield [Member]
Real Estate:
Balance at the end of the year	73,657,706
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 0
Initial Cost of Company
Land				7,553,349
Buildings and Improvements				59,246,651
Total				66,800,000
Cost Capitalized Subsequent to Acquisition				8,595,856
Gross Amount at which Carried at Close of Period
Land				7,553,349
Buildings and Improvements				66,104,357
Total	73,657,706			73,657,706
Accumulated Depreciation				$ (10,867,459)
Carrington Park [Member]
Real Estate:
Balance at the end of the year	41,124,678
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 0
Initial Cost of Company
Land				2,517,886
Buildings and Improvements				36,962,114
Total				39,480,000
Cost Capitalized Subsequent to Acquisition				2,546,434
Gross Amount at which Carried at Close of Period
Land				2,517,886
Buildings and Improvements				38,606,792
Total	41,124,678			41,124,678
Accumulated Depreciation				$ (5,662,459)
Delano At North Richland Hills [Member]
Real Estate:
Balance at the end of the year	41,194,263
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 29,790,989
Initial Cost of Company
Land				3,941,458
Buildings and Improvements				34,558,542
Total				38,500,000
Cost Capitalized Subsequent to Acquisition				3,702,724
Gross Amount at which Carried at Close of Period
Land				3,941,458
Buildings and Improvements				37,252,805
Total	41,194,263			41,194,263
Accumulated Depreciation				$ (6,234,139)
Meadows at North Richland Hills [Member]
Real Estate:
Balance at the end of the year	35,186,877
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 25,436,887
Initial Cost of Company
Land				4,054,337
Buildings and Improvements				28,545,663
Total				32,600,000
Cost Capitalized Subsequent to Acquisition				3,516,866
Gross Amount at which Carried at Close of Period
Land				4,054,337
Buildings and Improvements				31,132,540
Total	35,186,877			35,186,877
Accumulated Depreciation				$ (5,450,226)
Kensington by The Vineyard [Member]
Real Estate:
Balance at the end of the year	45,992,784
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 34,087,674
Initial Cost of Company
Land				3,938,677
Buildings and Improvements				42,261,323
Total				46,200,000
Cost Capitalized Subsequent to Acquisition				1,036,500
Gross Amount at which Carried at Close of Period
Land				3,938,677
Buildings and Improvements				42,054,107
Total	45,992,784			45,992,784
Accumulated Depreciation				$ (5,846,391)
Monticello By The Vineyard [Member]
Real Estate:
Balance at the end of the year	54,797,163
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 41,159,556
Initial Cost of Company
Land				5,386,400
Buildings and Improvements				46,813,600
Total				52,200,000
Cost Capitalized Subsequent to Acquisition				3,920,646
Gross Amount at which Carried at Close of Period
Land				5,386,400
Buildings and Improvements				49,410,763
Total	54,797,163			54,797,163
Accumulated Depreciation				$ (7,640,967)
The Shores [Member]
Real Estate:
Balance at the end of the year	35,641,991
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 23,944,543
Initial Cost of Company
Land				2,100,531
Buildings and Improvements				34,149,469
Total				36,250,000
Cost Capitalized Subsequent to Acquisition				301,757
Gross Amount at which Carried at Close of Period
Land				2,100,531
Buildings and Improvements				33,541,460
Total	35,641,991			35,641,991
Accumulated Depreciation				$ (4,320,907)
Lakeside at Coppell [Member]
Real Estate:
Balance at the end of the year	60,736,811
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 45,217,115
Initial Cost of Company
Land				4,789,210
Buildings and Improvements				55,710,790
Total				60,500,000
Cost Capitalized Subsequent to Acquisition				1,770,874
Gross Amount at which Carried at Close of Period
Land				4,789,210
Buildings and Improvements				55,947,601
Total	60,736,811			60,736,811
Accumulated Depreciation				$ (7,520,681)
Meadows at River Run [Member]
Real Estate:
Balance at the end of the year	60,819,291
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 43,065,800
Initial Cost of Company
Land				1,899,956
Buildings and Improvements				56,600,044
Total				58,500,000
Cost Capitalized Subsequent to Acquisition				3,680,102
Gross Amount at which Carried at Close of Period
Land				1,899,956
Buildings and Improvements				58,919,335
Total	60,819,291			60,819,291
Accumulated Depreciation				$ (8,154,462)
Peak View at T-Bone Ranch [Member]
Real Estate:
Balance at the end of the year	40,882,430
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 0
Initial Cost of Company
Land				2,461,583
Buildings and Improvements				37,838,417
Total				40,300,000
Cost Capitalized Subsequent to Acquisition				1,390,664
Gross Amount at which Carried at Close of Period
Land				2,461,583
Buildings and Improvements				38,420,847
Total	40,882,430			40,882,430
Accumulated Depreciation				$ (4,743,945)
Park Valley Apartments [Member]
Real Estate:
Balance at the end of the year	55,704,559
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 44,691,749
Initial Cost of Company
Land				9,991,810
Buildings and Improvements				41,408,190
Total				51,400,000
Cost Capitalized Subsequent to Acquisition				5,514,893
Gross Amount at which Carried at Close of Period
Land				9,991,810
Buildings and Improvements				45,712,749
Total	55,704,559			55,704,559
Accumulated Depreciation				$ (6,508,171)
Peak View by Horseshoe Lake [Member]
Real Estate:
Balance at the end of the year	45,261,078
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 33,692,519
Initial Cost of Company
Land				2,436,847
Buildings and Improvements				41,763,153
Total				44,200,000
Cost Capitalized Subsequent to Acquisition				1,868,333
Gross Amount at which Carried at Close of Period
Land				2,436,847
Buildings and Improvements				42,824,231
Total	45,261,078			45,261,078
Accumulated Depreciation				$ (5,750,808)
Stoneridge Farms [Member]
Real Estate:
Balance at the end of the year	49,642,361
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 0
Initial Cost of Company
Land				4,064,811
Buildings and Improvements				43,685,189
Total				47,750,000
Cost Capitalized Subsequent to Acquisition				2,887,680
Gross Amount at which Carried at Close of Period
Land				4,064,811
Buildings and Improvements				45,577,550
Total	49,642,361			49,642,361
Accumulated Depreciation				$ (5,914,788)
Fielder's Creek [Member]
Real Estate:
Balance at the end of the year	33,544,285
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 0
Initial Cost of Company
Land				4,219,943
Buildings and Improvements				28,180,057
Total				32,400,000
Cost Capitalized Subsequent to Acquisition				1,819,354
Gross Amount at which Carried at Close of Period
Land				4,219,943
Buildings and Improvements				29,324,342
Total	33,544,285			33,544,285
Accumulated Depreciation				$ (3,618,169)
Landings of Brentwood Brentwood TN [Member]
Real Estate:
Balance at the end of the year	114,774,696
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 0
Initial Cost of Company
Land				14,525,434
Buildings and Improvements				95,474,566
Total				110,000,000
Cost Capitalized Subsequent to Acquisition				8,014,414
Gross Amount at which Carried at Close of Period
Land				14,525,434
Buildings and Improvements				100,249,262
Total	114,774,696			114,774,696
Accumulated Depreciation				$ (11,469,916)
1250 West Apartments [Member]
Real Estate:
Balance at the end of the year	55,296,350
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 0
Initial Cost of Company
Land				9,304,511
Buildings and Improvements				46,467,989
Total				55,772,500
Cost Capitalized Subsequent to Acquisition				929,233
Gross Amount at which Carried at Close of Period
Land				9,304,511
Buildings and Improvements				45,991,839
Total	55,296,350			55,296,350
Accumulated Depreciation				$ (4,612,531)
Sixteen50 @ Lake Ray Hubbard [Member]
Real Estate:
Balance at the end of the year	62,961,818
Ownership Percent				100.00%
Accumulated depreciation:
Encumbrances				$ 0
Initial Cost of Company
Land				5,712,311
Buildings and Improvements				57,616,149
Total				63,328,460
Cost Capitalized Subsequent to Acquisition				1,095,957
Gross Amount at which Carried at Close of Period
Land				5,712,311
Buildings and Improvements				57,249,507
Total	$ 62,961,818			62,961,818
Accumulated Depreciation				$ (5,117,708)